Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2019 SFr / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 ¥ / € SFr / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 £ / € SFr / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / € SFr / €	Dec. 31, 2018 SFr / € $ / €	Dec. 31, 2018 ¥ / € SFr / €	Dec. 31, 2018 $ / € SFr / €	Dec. 31, 2018 £ / € SFr / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 £ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 £ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 £ / €
Basis for Preparation
Middle Rate at December 31	1.0854	1.0854	1.0854	1.0854	1.0854	1.0854	1.1269	1.1269	1.1269	1.1269	1.1269	1.1269							1.1234	1.5995	121.94	1.4598	0.8508	1.1450	1.6220	125.85	1.5605	0.8945
Annual Average Exchange Rate	1.1127	1.1196	1.6106	122.06	1.4857	0.8773	1.1549	1.1815	1.5799	130.41	1.5302	0.8847	1.1159	1.1315	1.4794	126.85	1.4644	0.8770